DISTRIBUTION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of distribution expenses [Abstract]
Schedule of Distribution Expenses
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Labor and related	1,502	1,335	998
Call center	992	728	781
Processing fees	4,341	3,962	2,207
Other	3,054	660	266
	9,889	6,685	4,252